26. PROVISION FOR TAX, CIVIL AND LABOR RISKS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions
Beginning balance	R$ 1,773.2	R$ 1,383.8
Additions	491.3	1,056.2
Business combination	0.0	1.8
Reversals	(624.5)	(536.2)
Payments	(355.6)	(509.2)
Price index update	192.2	397.1
Exchange rate variation	(55.4)	(20.3)
Transfer - held for sale	(70.9)	0.0
Ending balance	1,350.3	1,773.2
Current	495.6	536.1
Non-current	854.7	1,237.1
Tax [Member]
Reconciliation of changes in other provisions
Beginning balance	303.4	281.7
Additions	42.3	177.1
Business combination	0.0	0.0
Reversals	(128.9)	(50.8)
Payments	(5.0)	(127.0)
Price index update	39.4	26.6
Exchange rate variation	(8.5)	(4.2)
Transfer - held for sale	(12.6)	0.0
Ending balance	230.1	303.4
Labor [Member]
Reconciliation of changes in other provisions
Beginning balance	691.7	479.7
Additions	390.9	704.0
Business combination	0.0	1.8
Reversals	(325.8)	(270.8)
Payments	(324.6)	(338.9)
Price index update	120.5	128.5
Exchange rate variation	(37.9)	(12.6)
Transfer - held for sale	(46.2)	0.0
Ending balance	468.6	691.7
Civil, commercial and other [Member]
Reconciliation of changes in other provisions
Beginning balance	407.5	122.5
Additions	58.1	164.1
Business combination	0.0	0.0
Reversals	(169.0)	(75.1)
Payments	(26.0)	(43.3)
Price index update	32.3	242.0
Exchange rate variation	(8.9)	(2.7)
Transfer - held for sale	(12.0)	0.0
Ending balance	282.0	407.5
Contingent liabilities [Member]
Reconciliation of changes in other provisions
Beginning balance	370.6	499.9
Additions	0.0	11.0
Business combination	0.0	0.0
Reversals	(0.8)	(139.5)
Payments	0.0	0.0
Price index update	0.0	0.0
Exchange rate variation	(0.1)	(0.8)
Transfer - held for sale	(0.1)	0.0
Ending balance	R$ 369.6	R$ 370.6